Note 13 - Company 401-K Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 265	$ 221